Leases (Details)	12 Months Ended
Dec. 31, 2020
Disclosure of leases [text block] [Abstract]
Noncancelable lease periods	10 years
Leases, terms	The leases of the buildings and vehicles are for a period of 10 and 3 years, respectively.